Stock-Based Compensation	12 Months Ended
Dec. 31, 2018
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Stock-based Compensation

12.	Stock-based Compensation

In August 2014, we adopted the 2014 Equity Incentive Plan (the “2014 Plan”), which provides our employees, directors and consultants the opportunity to purchase our common stock in the form of options (incentive or non-qualified), stock appreciation rights, restricted stock purchase rights, restricted stock bonuses, restricted stock units, performance shares, performance units, cash-based awards other stock-based awards, and deferred compensation awards.  The 2014 Plan initially provides for issuance of 530 shares of our common stock.  In August 2015, the Company amended the 2014 Plan to add 603 shares to its share pool. In addition, the amendment increased the number of “incentive stock options” which may be issued under the 2014 Plan by an identical amount. In May 2016, May 2017 and May 2018, the Company amended the 2014 Plan to add 666, 4,000, and 15,000 shares, respectively, to its share pool.

On December 29, 2015, we adopted the 2015 New Employee Incentive Plan (the “2015 Plan”). Awards under the 2015 Plan may only be made to an employee who has not previously been an employee or member of the Board of any parent or subsidiary, or following a bona fide period of non-employment by the Company or a parent or subsidiary, if he or she is granted such award in connection with his or her commencement of employment with the Company or a subsidiary and such grant is an inducement material to his or her entering into employment with the Company or such subsidiary. The 2015 Plan provides for issuance of 133 shares. In January 2017, the Company amended the 2015 Plan to add 500 shares to its share pool.

As of December 31, 2018, there are 3 shares and 18,957 shares of common stock remaining and available for future issuances under the 2015 and 2014 Plans, respectively, which are exclusive of securities to be issued upon an exercise of outstanding options, warrants, and rights.

Stock Options

Generally, options issued under the 2014 Plan, are subject to four-year vesting, and have a contractual term of 10 years.  Most options contain one of the following two vesting provisions:

•	12/48 of a granted award will vest after one year of service, while an additional 1/48 of the award will vest at the end of each month thereafter for 36 months, or
•	1/48 of the award will vest at the end of each month over a four-year period.

A summary of activity for the year ended December 31, 2018 is as follows:

	Options	Weighted Average Exercise Price
Balance as of January 1, 2018	2,017	$5,962.50
Granted	2,346	$108.00
Expired	(20)	$38,553.50
Cancelled/forfeited	(1,591)	$296.50
Balance as of December 31, 2018	2,752	$4,003.50

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Balance as of December 31, 2018	2,752	$4,003.50	7.90	$—
Vested and expected to vest at December 31, 2018	2,452	$4,447.00	7.78	$—
Exercisable at December 31, 2018	1,296	$8,099.50	6.59	$—

There were no stock options exercised in 2018 or 2017.

The fair value of each option awarded during the year ended December 31, 2018 and 2017 was estimated on the date of grant using the Black-Scholes-Merton option valuation model based on the following weighted-average assumptions:

	Years ended December 31,
	2018	2017
Expected term	7.1 years	6.6 years
Risk-free interest rate	2.94%	2.20%
Volatility	92.87%	78.84%
Dividends	—	—
Resulting weighted average grant date fair value	$1.74	$1.05

The weighted average risk-free interest rate represents the interest rate for treasury constant maturity instruments published by the Federal Reserve Board. If the term of available treasury constant maturity instruments is not equal to the expected term of an employee option, we use the weighted average of the two Federal Reserve securities closest to the expected term of the employee option.

The dividend yield has been assumed to be zero as we (a) have never declared or paid any dividends and (b) do not currently anticipate paying any cash dividends on our outstanding shares of common stock in the foreseeable future.

Restricted Stock Awards

Generally, restricted stock awards issued under the 2014 Plan are subject to a vesting period that coincides with the fulfillment of service requirements for each award and have a contractual term of 10 years. These awards are amortized to compensation expense over the estimated vesting period based upon the fair value of our common stock on the award date.

The following summarizes the total compensation cost recognized for the stock options and restricted stock awards in the accompanying financial statements (in thousands):

	Years ended December 31,
	2018	2017
Total compensation cost for share-based payment arrangements recognized in the statement of operations (net of tax of $0)	$355	$753

As of December 31, 2018, the total compensation cost related to non-vested stock options and stock awards not yet recognized for all our plans is approximately $0.2 million, which is expected to be recognized as a result of vesting under service conditions over a weighted average period of 1.5 years.

To settle stock options and restricted stock awards, we will issue new shares of our common stock.  At December 31, 2018, we have an aggregate of 20,114 shares authorized and available to satisfy option exercises under our plans.